Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Chief Operating Decision-Maker for the Reportable Segments	The segment information provided to the chief operating decision-maker for the reportable segments is as follows:
	Year ended December 31, 2023
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$61,789,671	$2,905,320	$-	$-	$64,694,991
Inter-segment revenue	11,697,729	39,339	-	(11,737,068)	-
Total segment revenue	$73,487,400	$2,944,659	$-	$(11,737,068)	$64,694,991
Segment gain (loss) before tax	$28,283,481	$(3,547,581)	$(7,948,575)	$224,277	$17,011,602
Segment including :
Depreciation	$476,605	$26,637	$19,721	$-	$522,963
Amortization	$102,736	$4,633	$618,662	$-	$726,031
Interest income	$(309,605)	$(16,394)	$(444,411)	$-	$(770,410)
Interest expense	$529,750	$34,553	$253,762	$-	$818,065
Tax expense	$3,370,891	$142,928	$2,171	$-	$3,515,990
Segment assets	$85,334,926	$9,137,251	$113,310,681	$(92,349,110)	$115,437,748
Segment liabilities	$50,490,134	$16,486,654	$83,970,880	$(89,661,653)	$61,336,015

	Year ended December 31, 2022
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$12,710,421	$9,698,387	$-	$-	$22,408,808
Inter-segment revenue	149,771	826,548	-	(976,319)	-
Total segment revenue	$12,860,192	$10,524,935	$-	$(976,319)	$22,408,808
Segment loss before tax	$(2,848,847)	$(6,750,899)	$(77,507,110)	$-	$(87,106,856)
Segment including :
Depreciation	$2,490,896	$3,447,091	$180	$-	$5,938,167
Amortization	$967,557	$720,061	$-	$-	$1,687,618
Interest income	$(9,861)	$(36,235)	$(189,816)	$-	$(235,912)
Interest expense	$221,215	$336,045	$278,013	$-	$835,273
Tax expense	$81,248	$346,946	$2,174	$-	$430,368
Segment assets	$22,387,916	$30,228,118	$45,236,856	$(32,592,012)	$65,260,878
Segment liabilities	$21,790,810	$26,070,168	$19,088,347	$(30,231,630)	$36,717,695
	Year ended December 31, 2021
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$12,055,359	$30,187,504	$-	$-	$42,242,863
Inter-segment revenue	253,027	1,327,955	-	(1,580,982)	-
Total segment revenue	$12,308,386	$31,515,459	$-	$(1,580,982)	$42,242,863
Segment loss before tax	$(1,178,204)	$(6,095,996)	$(1,512,539)	$-	$(8,786,739)
Segment including :
Depreciation	$2,146,285	$4,239,714	$-	$-	$6,385,999
Amortization	$743,540	$1,617,469	$-	$-	$2,361,009
Interest income	$(1,827)	$(26,683)	$(9,359)	$-	$(37,869)
Interest expense	$207,329	$336,965	$122,055	$-	$666,349
Tax (benefit) expense	$(22,795)	$(216,817)	$1,167	$-	$(238,445)
Segment assets	$30,187,283	$70,605,865	$69,274,230	$(75,136,675)	$94,930,703
Segment liabilities	$27,663,770	$56,571,772	$14,098,995	$(49,332,937)	$49,001,600

Note 1:	Other segment is composed of holding companies and oversea subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.
Note 2:	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.

Schedule of Geographical Information	Geographical information for the years ended December 31, 2023, 2022 and 2021 is as follows:
	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Revenue	Non-current assets	Revenue	Non-current assets	Revenue	Non-current assets
Asia
-Taiwan	$64,615,921	$15,821,531	$14,706,318	$16,716,816	$37,433,251	$33,026,486
-Hong Kong	63,615	3,695,405	7,687,126	704	4,797,685	5,616,651
-Others	-	47,964	10,774	-	8,417	2,010
Americas	-	895	4,590	1,431	3,510	158
Cayman Islands	-	65,578	-	537,684	-	-
Other regions	15,455	5,874,406	-	-	-	-
	$64,694,991	$25,505,779	$22,408,808	$17,256,635	$42,242,863	$38,645,305

Schedule of Information of Major Customers	Information of major customers that exceed 10% of the revenue in the statements of comprehensive income for each of the three years in the period ended December 31, 2023 is as follows:
		Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Location	Revenue	Segment	Revenue	Segment	Revenue	Segment
Customer A	Singapore	$-	Not applicable	$5,388,482	Security Convergence	$-	Not applicable
Customer B	Taiwan	-	Not applicable	3,691,803	Security Convergence	-	Not applicable
Customer C	Taiwan	8,129,968	Not applicable	-	Not applicable	6,592,017	Note 1
Customer D	Taiwan	-	Not applicable	-	Not applicable	3,696,945	Video IoT
Customer E	Egypt	52,271,731	Security Convergence	-	Not applicable	-	Not applicable
Note 1:	The Group sells products from both segments, Video IoT and security convergence.